COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($)					1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 12, 2025	Mar. 15, 2025	Mar. 03, 2025	Dec. 15, 2024	Apr. 15, 2025	Jan. 24, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Jan. 28, 2025	Oct. 31, 2024	Jan. 01, 2024	Sep. 01, 2023
Other Commitments [Line Items]
Rent expenses											$ 542,879	$ 294,611
Relocation costs											51,723	0
Grant income											163,723	0
Consultant [Member]
Other Commitments [Line Items]
Obligation to issue options	100,000															100,000
Number of contingent options																150,000
Number of restricted stock units granted	100,000
Fair value of share based awards granted	$ 359,000
Chief Financial Officer (CFO) [Member]
Other Commitments [Line Items]
Obligation to issue options	250,000														100,000
Number of contingent options															150,000
Number of restricted stock units granted	750,000
Fair value of share based awards granted	$ 2,692,500
Midland Economic Development Agreement [Member]
Other Commitments [Line Items]
Rent expenses							$ 55,605	$ 24,000	$ 111,210	$ 64,000	112,000
Relocation costs							0	$ 37,011	0	37,011	51,723
Grant income									48,000	$ 101,011	163,723
Grant income payable							719,967		719,967		354,967	0
Aerovision Aircraft Acquisition Agreement [Member]
Other Commitments [Line Items]
Initial deposit advance													$ 5,000,000	$ 5,000,000
Purchase commitment amount		$ 5,000,000	$ 2,500,000	$ 5,000,000	$ 5,000,000	$ 2,500,000
Contractual obligation							20,000,000		20,000,000		20,000,000
Deposits to Aerovision							$ 5,150,000		$ 5,150,000		$ 5,150,000	$ 150,000